LONG-TERM DEBT - Senior notes (Details) $ in Millions, $ in Millions			1 Months Ended	12 Months Ended
	Nov. 20, 2025 CAD ($)	Jun. 17, 2024 CAD ($)	Nov. 30, 2025 CAD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2025 USD ($)	Nov. 20, 2025 USD ($)	Jun. 16, 2025 CAD ($)	Nov. 25, 2024 CAD ($)	Jun. 17, 2024 USD ($)
LONG-TERM DEBT
Annual nominal interest rate				5.00%			5.00%
Net proceeds from issuance of senior notes				$ 795.0	$ 1,957.2	$ 2,092.5
Redeemed for cash consideration				1,440.9	$ 1,900.3
4.500% Senior Notes, due January 2030
LONG-TERM DEBT
Principal amount				$ 800.0
Annual nominal interest rate				4.50%			4.50%
3.125% Senior Notes, due January 2031
LONG-TERM DEBT
Principal amount				$ 650.0
Annual nominal interest rate				3.125%			3.125%
3.625% Senior Notes, due June 2028
LONG-TERM DEBT
Principal amount				$ 750.0
Annual nominal interest rate				3.625%			3.625%
3.625% Senior Notes, due June 2029
LONG-TERM DEBT
Principal amount							$ 500.0
Annual nominal interest rate				3.625%			3.625%
4.650% Senior Notes, due July 2029
LONG-TERM DEBT
Principal amount				$ 600.0
Annual nominal interest rate				4.65%			4.65%
5.000% Senior Notes, due July 2034
LONG-TERM DEBT
Principal amount				$ 400.0
5.700% Senior Notes, due January 2035
LONG-TERM DEBT
Principal amount							$ 700.0
Annual nominal interest rate				5.70%			5.70%
3.950% Senior Notes, due October 2032
LONG-TERM DEBT
Principal amount				$ 800.0
Annual nominal interest rate				3.95%			3.95%
Net proceeds from issuance of senior notes			$ 795.0
Financing costs			$ 4.5
5.375% Senior Notes, due June 2024
LONG-TERM DEBT
Principal amount											$ 600.0
Annual nominal interest rate											5.375%
Redeemed for cash consideration		$ 662.3
5.625% Senior Notes, due June 2025
LONG-TERM DEBT
Principal amount									$ 400.0
Annual nominal interest rate									5.625%
5.750% Senior Notes, due November 2024
LONG-TERM DEBT
Principal amount										$ 375.0
Annual nominal interest rate										5.75%
5.125% Senior Notes due April 2027
LONG-TERM DEBT
Principal amount								$ 600.0
Annual nominal interest rate								5.125%
Redeemed for cash consideration	$ 815.5